STOCKHOLDERS' EQUITY (Details 4) (USD $)	3 Months Ended				12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Nonemployee Stock Option [Member]		Dec. 31, 2012 Nonemployee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding beginning	5,101,663	5,101,663			3,626,531		1,051,353
Number of Options, Granted					164,108		2,820,976
Number of Options, Exercised					0		(245,798)
Number of Options, Reinstatement of options					245,798	[1]
Number of Options, Forfeited					(118,228)
Number of Options, Outstanding ending	10,352,875				3,918,209		3,626,531
Number of Options, Options exercisable			4,839,243	4,839,243	3,774,187		3,338,494
Exercise Price	$ 0.0013				$ 0.0374		$ 0.1343
Weighted Average Exercise Price, Issued/Granted	$ 0	$ 0			$ 0.0013		$ 0.0013
Exercised Price, Exercised					$ 0		$ 0.0013
Exercise Price Reinstatement of options					$ 0.0013	[1]
Exercised Price, Forfeited					$ 0.0013
Weighted Average Exercise Price, Outstanding ending					$ 0.0370		$ 0.0374
Weighted Average Exercise Price, exercisable			$ 0.0013		$ 0.0291		$ 0.0222
Weighted average fair value of options granted during 2012					$ 0.85		$ 0.2955

[1]	During 2012 a former employee and consultant exercised his options to purchase 245,798 shares of the Company's common stock. The exercise was canceled in July 2013 and the options were reinstated. There was no cost to the company as a result of this transaction.